World Omni Auto Receivables Trust 2013-A	Exhibit 99.1
Monthly Servicer Certificate
September 30, 2015

Dates Covered
Collections Period	09/01/15 - 09/30/15
Interest Accrual Period	09/15/15 - 10/14/15
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/15	262,087,431.69	20,461
Yield Supplement Overcollateralization Amount at 08/31/15	2,583,800.83	0
Receivables Balance at 08/31/15	264,671,232.52	20,461
Principal Payments	14,128,420.56	522
Defaulted Receivables	354,231.66	19
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/15	2,354,767.32	0
Pool Balance at 09/30/15	247,833,812.98	19,920

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Pool Factor	26.60%

Prepayment ABS Speed	1.40%

Overcollateralization Target Amount	11,152,521.58
Actual Overcollateralization	11,152,521.58

Weighted Average APR	3.44%
Weighted Average APR, Yield Adjusted	4.26%
Weighted Average Remaining Term	35.40

Delinquent Receivables:
Past Due 31-60 days	4,727,371.50	304
Past Due 61-90 days	1,113,679.66	78
Past Due 91 + days	279,139.14	22
Total	6,120,190.30	404

Total 31+ Delinquent as % Ending Pool Balance	2.47%

Recoveries	253,634.91

Aggregate Net Losses/(Gains) - September 2015	100,596.75
Current Net Loss Ratio (Annualized)	0.46%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.84%

Flow of Funds	$ Amount

Collections	15,112,999.38
Advances	(194.22)
Investment Earnings on Cash Accounts	1,558.98
Servicing Fee	(220,559.36)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	14,893,804.78

Distributions of Available Funds
(1) Class A Interest	141,575.15
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,851.18
(4) Second Priority Principal Distributable Amount	2,459,684.28
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	11,152,521.58
(7) Distribution to Certificateholders	1,122,172.59
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	14,893,804.78

Servicing Fee	220,559.36
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Note Balance @ 09/15/15	250,293,497.26
Principal Paid	13,612,205.86
Note Balance @ 10/15/15	236,681,291.40

Class A-1
Note Balance @ 09/15/15	0.00
Principal Paid	0.00
Note Balance @ 10/15/15	0.00
Note Factor @ 10/15/15	0.0000000%

Class A-2
Note Balance @ 09/15/15	0.00
Principal Paid	0.00
Note Balance @ 10/15/15	0.00
Note Factor @ 10/15/15	0.0000000%

Class A-3
Note Balance @ 09/15/15	136,402,497.26
Principal Paid	13,612,205.86
Note Balance @ 10/15/15	122,790,291.40
Note Factor @ 10/15/15	45.4778857%

Class A-4
Note Balance @ 09/15/15	94,934,000.00
Principal Paid	0.00
Note Balance @ 10/15/15	94,934,000.00
Note Factor @ 10/15/15	100.0000000%

Class B
Note Balance @ 09/15/15	18,957,000.00
Principal Paid	0.00
Note Balance @ 10/15/15	18,957,000.00
Note Factor @ 10/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	159,426.33
Total Principal Paid	13,612,205.86
Total Paid	13,771,632.19

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	72,748.00
Principal Paid	13,612,205.86
Total Paid to A-3 Holders	13,684,953.86

Class A-4
Coupon	0.87000%
Interest Paid	68,827.15
Principal Paid	0.00
Total Paid to A-4 Holders	68,827.15

Class B
Coupon	1.13000%
Interest Paid	17,851.18
Principal Paid	0.00
Total Paid to B Holders	17,851.18

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1763778
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.0595657
Total Distribution Amount	15.2359435

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2694370
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	50.4155773
Total A-3 Distribution Amount	50.6850143

A-4 Interest Distribution Amount	0.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7250000

B Interest Distribution Amount	0.9416669
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.9416669

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	180.70
Noteholders' Principal Distributable Amount	819.30

Account Balances	$ Amount

Advances
Balance as of 08/31/15	51,284.34
Balance as of 09/30/15	51,090.12
Change	(194.22)

Reserve Account
Balance as of 09/15/15	2,311,742.39
Investment Earnings	229.72
Investment Earnings Paid	(229.72)
Deposit/(Withdrawal)	-
Balance as of 10/15/15	2,311,742.39
Change	-

Required Reserve Amount	2,311,742.39